Legal Proceedings and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Loss Contingencies [Line Items]
Legal Matters and Contingencies

21.	LEGAL PROCEEDINGS AND CONTINGENCIES
In the ordinary course of business, the Company is from time to time, involved in various pending or threatened legal actions. The litigation process is inherently uncertain, and it is possible that the resolution of such matters might have a material adverse effect upon the Company’s condensed consolidated financial condition and/or results of operations. The Company’s management believes, based on current information, matters currently pending or threatened are not expected to have a material adverse effect on the Company’s condensed consolidated financial position or results of operations.

19.	LEGAL PROCEEDINGS AND CONTINGENCIES
In the normal course of business, claims and/or lawsuits are, from time to time, asserted or commenced against the Company. The Company defends itself against these claims. As of December 31, 2020 and 2019, no material matters existed.